Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 154,305,044	$ 13,543,024
Receivables and other assets	809,399	503,420
Total current assets	155,114,443	14,046,444
Non-current assets
Receivables and other assets	92,193	111,098
Exploration and evaluation assets	7,883,512	18,354,148
Property and equipment	30,689,166	686,308
Total assets	193,779,314	33,197,998
Current liabilities
Accounts Payables	3,554,347	1,953,633
Revolving credit facility		2,683,880
Payroll and other taxes	438,909	267,666
Note payable	270,125	1,941,349
Lease liability	27,571	9,082
Other liabilities	39,485	72,127
Total current liabilities	4,330,437	6,927,737
Non Current Liabilities
Deferred revenue	4,007,100	4,007,100
Notes payable		262,696
Lease liability	216,821	243,117
Asset retirement obligation	161,914
Total Non Current liabilities	4,385,835	4,512,913
Total liabilities	8,716,272	11,440,650
Shareholders' equity
Share capital	224,819,592	53,910,946
Contributed surplus	30,881,425	3,930,885
Accumulated other comprehensive loss	(3,519,185)	(2,858,091)
Accumulated deficit	(67,118,790)	(33,226,392)
Total shareholders' equity	185,063,042	21,757,348
Total liabilities and shareholders' equity	$ 193,779,314	$ 33,197,998